UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Vista Capital Partners, Inc.
      9755 S.W. Barnes Road, Suite 595
      Portland, OR   97225


Form 13F File Number:  28-14437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Douglas E. Johanson
Title: Chief Compliance Officer
Phone: 503-772-9500

Signature, Place, and Date of Signing:

   Douglas E. Johanson        Portland, OR              10.7.2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0
                                                  -----------------------

Form 13F Information Table Entry Total:                   32
                                                  -----------------------

Form 13F Information Table Value Total:             $187298 (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Vista Capital Partners, Inc.
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

Analog Devices Inc                 COM       032654105       601        19                  Sole                  19
Berkshire Hathaway Cl B            CLASS B   084670108       305         4                  Sole                   4
Cascade Corp                       COM       147195101       472        14                  Sole                  14
Energizer Hldgs Inc                COM       29266R108       255         4                  Sole                   4
Exxon Mobil                        COM       30231G102       314         4                  Sole                   4
Intel Corp                         COM       458140100       627        29                  Sole                  29
International Business Machs       COM       459200101       482         3                  Sole                   3
iShares Barclays 3-7 Yr TSY Bo     ETF       464288661      4619        38                  Sole                  38
iShares Barclays Agg. Bond Ind     ETF       464287226       436         4                  Sole                   4
iShares Barclays TIP Bond Fund     ETF       464287176      4144        36                  Sole                  36
iShares MSCI EAFE Index Fund       ETF       464287465       661        14                  Sole                  14
iShares Russell 1000 Growth In     ETF       464287614       347         7                  Sole                   7
iShares Russell 1000 Value Ind     ETF       464287598       326         6                  Sole                   6
iShares Russell Microcap Index     ETF       464288869       357         9                  Sole                   9
McDonalds Corp                     COM       580135101       635         7                  Sole                   7
Microsoft Corp                     COM       594918104       420        17                  Sole                  17
Northwest Ntual Gas Co             COM       667655104       314         7                  Sole                   7
Patterson Companies Inc            COM       703395103      1421        50                  Sole                  50
Pepsico Inc                        COM       713448108       558         9                  Sole                   9
Schwab Strategic Tr Intrm Trm Tres ETF       808524854      3023        57                  Sole                  57
Schwab Strategic Tr US Lcap Va     ETF       808524409       435        17                  Sole                  17
Schwab Strategic Tr US Sml Cap     ETF       808524607       413        14                  Sole                  14
Schwab Strategic Tr US TIPS        ETF       808524870      1188        22                  Sole                  22
Spdr Index Shs Fds DJ Intl RL      ETF       78463X863       401        13                  Sole                  13
Starbucks                          COM       855244109       432        12                  Sole                  12
Vanguard Intl Equ Inex F MSCI Emer ETF       922042858       219         6                  Sole                   6
Vanguard Index Funds Small Cp      ETF       922908751     26671       435                  Sole                 435
Vanguard Index Fds Growth ETF      ETF       922908736     40168       718                  Sole                 718
Vanguard Index Fds REIT Etf        ETF       922908553     19849       390                  Sole                 390
Vanguard Index Fds Stk Mrk ETF     ETF       922908769      1005        17                  Sole                  17
Vanguard Index Fds Value ETF       ETF       922908744     69234       472                  Sole                 472
Vanguard Intl Eq Ind F Glb EX US   ETF       922042676      6967       170                  Sole                 170

Total $187298 (x 1000)

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